12531 HIGH BLUFF DRIVE SAN DIEGO, CALIFORNIA 92130-2040 TELEPHONE: 858.720.5100 FACSIMILE: 858.720.5125 WWW.MOFO.COM	MORRISON FOERSTER LLP

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July 15, 2016

Via EDGAR and Overnight Delivery

United States Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.E.

Washington, D.C. 20549

Attention:	John Reynolds, Assistant Director Joel Parker, Senior Assistant Chief Accountant Ruairi Regan, Staff Attorney Brigitte Lippmann, Staff Attorney Myra Moosariparabil, Staff Accountant

Re:	Fulgent Diagnostics, Inc. Draft Registration Statement on Form S-1 Submitted June 9, 2016 CIK No. 0001674930

Dear Mr. Reynolds:

On behalf of our client, Fulgent Diagnostics, Inc. (the “Registrant”), this letter responds to the comments received from the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”) in the Staff’s letter to the Registrant dated July 6, 2016, with respect to the draft registration statement on Form S-1 confidentially submitted by the Registrant to the Commission on June 9, 2016 (such submission, “Submission No. 1,” and such draft registration statement, the “Registration Statement”). For convenience, the numbers of the responses and the headings set forth below correspond to the numbered comments and headings in the Staff’s letter, and the text of each of the Staff’s comments appears in bold and italicized type and the Registrant’s response appears immediately after each comment in regular type. Capitalized terms used and not defined herein have the meanings given to them in the Registration Statement.

In addition and to expedite your review, we are concurrently and confidentially sending to the Staff the supplemental materials noted in the responses below under cover of a separate letter (the “Supplemental Letter”). If the Staff would like marked copies of Confidential Submission Number 2 (“Submission No. 2”) of the Registration Statement as confidentially submitted to the Commission on the date hereof marked against Submission No. 1, please so advise and we would be happy to provide them. All page-number references contained in the responses below correspond to the page numbers in Submission No. 2.

July 15, 2016

Page Two

General

1.	Please supplementally provide us with copies of all written communications, as defined in Rule 405 under the Securities Act, that you, or anyone authorized to do so on your behalf, present to potential investors in reliance on Section 5(d) of the Securities Act, whether or not they retain copies of the communications.

Response:

The Registrant acknowledges the Staff’s comment and respectfully advises the Staff that it is providing an investor presentation (the “Presentation”) to potential qualified institutional buyers or institutional accredited investors in meetings between July 14 and July 19, 2016, in reliance on Section 5(d) of the Securities Act of 1933, as amended (the “Securities Act”). The Presentation will only be made available for viewing by such investors during the Registrant’s presentation and no investors will be authorized to retain copies of the Presentation. A copy of the Presentation has been provided supplementally to the Staff under cover of the Supplemental Letter.

Summary

Risks Affecting Us, page 4

2.	Please address your history of losses in the risk factors you highlight in this section.

Response:

In response to the Staff’s comment, the Registrant has amended its disclosure on page 4 in the “Prospectus Summary” section of Submission No. 2, as well as on page 12 in the “Risk Factors” section of Submission No. 2, to address the Registrant’s history of losses.

Pharma Split-Off and Reorganization, page 5

3.	Please provide an organizational diagram that includes any LLC entities below Fulgent LLC. The diagram should also reflect the percentage of equity interests to be held in the company by each of the Fulgent LLC equity owners as a group, the public, and the incentive plan.

Response:

The Registrant respectfully advises the Staff that there are no entities below Fulgent LLC. The Registrant respectfully advises the Staff that the percentage information requested by the Staff is not known or knowable at this time, as it will depend on a variety of factors, including the number of shares of the Registrant acquired by the public pursuant to the offering and the number of shares of the Registrant to be reserved for issuance under the 2016 Omnibus Incentive Plan, which has yet to be determined. The Registrant respectfully notes to the Staff that an estimate of the number of shares to be held by or allocated to each of the Fulgent LLC equity owners as a group, the public, and the 2016 Omnibus Incentive Plan after this offering will be included in the prospectus for this offering that contains a price range, and the final number of shares to be held by or allocated to each will be included in the final prospectus for this offering.

July 15, 2016

Page Three

Risk Factors, page 12

Our principal stockholders and management own a significant percentage…, page 38

4.	If applicable, please disclose that you will be considered a “controlled” company under the exchange’s rules and what that means with respect to your compliance with the corporate governance rules relating to independent directors and board committees.

Response:

The Registrant respectfully advises the Staff that it believes it will not be a “controlled company” under the NASDAQ Listing Rules. Pursuant to NASDAQ Listing Rule 5615(c) a “controlled company” is a company of which more than 50% of the voting power for the election of directors is held by an individual, a group or another company. The Registrant does not expect that any individual, group or company will control more than 50% of the voting power upon completion of the offering. In particular, the Registrant notes that it does not expect its executive officers, directors and 5% holders to be considered a “group” for purposes of NASDAQ Listing Rule 5615(c). As a result, the Registrant respectfully submits that, upon completion of the offering, the Registrant will not satisfy the criteria necessary to elect treatment as a “controlled company.”

Our certificate of incorporation designates the Court of Chancery…, page 40

5.	If you plan on filing your amended certificate of incorporation with the Secretary of State of Delaware after the public shareholders buy your IPO shares, please tell us the basis for the first sentence of the second paragraph or delete.

Response:

The Registrant acknowledges the Staff’s comment and respectfully advises the Staff that the Registrant filed its certificate of incorporation with the Secretary of State of the State of Delaware on May 13, 2016, and currently does not contemplate filing an amended certificate of incorporation after the public shareholders buy the IPO shares. A copy of the Registrant’s certificate of incorporation as-filed with the Secretary of State of the State of Delaware has been included as an exhibit to Submission No. 2.

July 15, 2016

Page Four

Pharma Split-Off, page 45

6.	You state in the second paragraph that “except as described in this prospectus, neither Fulgent LLC nor Fulgent Inc. is associated with Fulgent Pharma.” On page 104, you state that “[f]ollowing the Pharma Split-Off, Ming Hsieh, the Manager and largest equity holder of Fulgent LLC and President and Chief Executive Officer of Fulgent Inc., remained the Manager and largest equity holder of Fulgent Pharma.” Please describe in this section the continuing relationship, if any, between any affiliates of the company and Fulgent LLC with Fulgent Pharma.

Response:

In response to the Staff’s comment, the Registrant has amended its disclosure on page 45 in the “Pharma Split-Off and Reorganization” section of Submission No. 2 to specifically describe all continuing relationships between affiliates of the Registrant and/or Fulgent LLC with Fulgent Pharma.

Management’s Discussion and Analysis of Financial Condition and Results of Operations, page 56

Results of Operations, page 61

7.	Please expand your discussion under results of operations for all periods to discuss in greater detail the reasons for material increases in revenues. For example, you disclose that revenue increased 117% for the three months ended March 31, 2016 due to the increased number of billable tests delivered without further analysis as to whether this was attributable to the introduction of new products or whether this was a one-time event or may continue in the future. See Item 303(a)(3) of Regulation S-K.

Response:

In response to the Staff’s comment, the Registrant has amended its disclosure on pages 61 and 62 of Submission No. 2 to expand the discussion and provide greater detail regarding the reasons for material increases in the Registrant’s revenue.

Critical Accounting Policies and Use of Estimates, page 66

Equity-Based Compensation, page 67

8.	We may have additional comments on your accounting for equity issuances including stock compensation and beneficial conversion features. Once you have an estimated offering price, please provide us an analysis explaining the reasons for the differences between recent valuations of your common stock leading up to the IPO and the estimated offering price.

Response:

The Registrant acknowledges the Staff’s comment and will provide such an analysis when an estimated offering price is available.

July 15, 2016

Page Five

Liquidity and Capital Resources, page 64

9.	Given your history of losses, please provide a discussion of your liquidity that addresses your liquidity requirements, in quantified terms, on a long-term basis. Your discussion should disclose in greater detail how you plan to address the funds necessary to achieve your business plan. Refer to Instruction 5 of Item 303(a) of Regulation S-K, and footnote 43 in Securities Act Release No. 33-8350 for guidance.

Response:

In response to the Staff’s comment, the Registrant has amended its disclosure on page 64 of Submission No. 2 to disclose in greater detail how the Registrant plans to address the funds necessary to achieve its business plan, on both a short-term and a long-term basis.

With respect to the Staff’s request that the Registrant disclose its long-term liquidity requirements in quantified terms, the Registrant respectfully notes to the Staff that, pursuant to Section 3 of Securities Act Release No. 33-8350, “[q]uantitative disclosure should be considered and may be required to the extent material if quantitative information is reasonably available” (emphasis added). The Registrant respectfully advises the Staff that this quantitative information is not known or knowable at this time, as it will fluctuate based on a variety of factors, including the growth, if any, in the Registrant’s revenue, the Registrant’s ability to sustain or increase its low internal costs, and the other risk factors described in the Registration Statement. As a result, the Registrant has not included quantitative disclosure of its anticipated long-term liquidity requirements in Submission No. 2.

Business, page 72

10.	Please provide us supplementally with a copy of the report from USC Norris Comprehensive Cancer Center that provides the basis for the 35% and 17% amounts identified in the first paragraph on page 73. Mark the relevant portions of the report to identify the basis for these claims.

Response:

The Registrant acknowledges the Staff’s comment and respectfully advises the Staff that a copy of the report from the USC Norris Comprehensive Cancer Center has been provided supplementally to the Staff under cover of the Supplemental Letter and the relevant portion of such report has been highlighted in yellow.

11.	We note you are including various disclosures in this section as of March 31, 2016, such as the number of your employees and the size of your sales team. Please provide this disclosure as of the most recent date practicable.

Response:

In response to the Staff’s comment, the Registrant has amended its disclosures on pages 73, 81, 83 and 93 in the “Business” section of Submission No. 2, as well as on page 2 in the “Prospectus Summary” section of Submission No. 2, to reflect data as of June 30, 2016.

July 15, 2016

Page Six

Management, page 94

12.	Please disclose the business experience of each of your executive officers and directors during the past five years. It is unclear what Paul Kim and John Bolger were doing during that period. Refer to the requirements of Item 401(e) of Regulation S-K.

Response:

In response to the Staff’s comment, the Registrant has amended its disclosure on pages 94 and 95 of Submission No. 2 to describe the business experience of Mr. Kim and Mr. Bolger during the past five years.

Certain Relationships and Related Party Transactions, page 103

Compensation of Vice President, Bioinformatics, page 104

13.	Please disclose any compensation received during 2016, as required by Item 404 of Regulation S-K.

Response:

In response to the Staff’s comment, the Registrant has amended its disclosure on page 104 of Submission No. 2 to disclose the amount of all compensation earned by Mr. Xie in 2016 through March 31, 2016.

Underwriting, page 120

14.	We note that a percentage of the shares being offered by the prospectus will be offered through a directed share program to “other persons associated with” you. Please expand your disclosure to describe with more specificity the nature of the ‘association’ between you and the persons to whom shares will be offered.

Response:

In response to the Staff’s comment, the Registrant has amended its disclosure on pages 7, 105 and 120 of Submission No. 2 to describe with more specificity the nature of the association between the Registrant and persons to whom directed shares will be offered.

July 15, 2016

Page Seven

Note 2—Significant Accounting Policies, page F-11

Loss per Unit, page F-15

15.	You state that the per unit impact of the extinguishment, including any deemed distribution, has not been presented and the loss per unit related to the tracking units issued were calculated and presented prospectively from the date of issuance. Please tell us the basis for this presentation and cite the authoritative literature used to reach your conclusion.

Response:

In October 2015, Fulgent LLC was recapitalized by canceling its then-existing Class A and Class B units and authorizing and issuing the Class D and Class P units (the “Recapitalization”). The Recapitalization was accounted for as an extinguishment of Class A and Class B units and the issuance of Class D and Class P units, which resulted in a deemed distribution. As the Class A and Class B units were retired and no other class of unit authorized or issued prior to the Recapitalization remains outstanding subsequent to the Recapitalization, the Registrant concluded that historical income (loss) per share (“EPS”) need not be presented.

This conclusion was based, in part, on the fact that the securities that existed prior to the Recapitalization (the Class A and Class B units) will not be securities of any potential future initial public offering and thus would not be included within the scope of ASC 260-10-15-2, which states as follows (emphasis added):

“The guidance in the Earnings per Share Topic requires presentation of earnings per share (EPS) by all entities that have issued common stock or potential common stock (that is, securities such as options, warrants, convertible securities, or contingent stock agreements) if those securities trade in a public market either on a stock exchange (domestic or foreign) or in the over-the-counter market, including securities quoted only locally or regionally. This Topic also requires presentation of EPS by an entity that has made a filing or is in the process of filing with a regulatory agency in preparation for the sale of those securities in a public market.”

We believe the reference to “those securities” would require presentation of EPS only for Class D and Class P units which, for purposes of ASC-260-10-15-2, represent the securities which will be traded in a public market following the initial public offering.

This conclusion was also based, in part, on the fact that the securities that existed prior to the Recapitalization (the Class A and Class B units) were not true shares (i.e., were not “unitized”), based on the following facts:

•	distributions and earnings were allocated based on a distribution waterfall set forth in the operating agreement of Fulgent LLC in effect at the time of such distributions or earnings, if any; and

•	the capital contributed to Fulgent LLC by its members had no correlation to the number of units held by such members (for example, the sole holder of Class A units contributed capital to Fulgent LLC but received no additional Class A or Class B units in exchange for such capital contribution; rather, the contribution was added to such member’s capital account associated with the already outstanding Class A units held by such member).

In reliance upon the above-referenced literature, the Registrant determined to present EPS for the Class D and Class P units only, and determined that historical EPS of the former Class A and Class B units need not be presented.

The income (loss) per unit related to the Class D and Class P units was calculated and presented prospectively from the date of issuance because the Class D and Class P units are tracking stock which track the performance of the Diagnostic business and the Pharma business (as each such term is defined in the financial statements) respectively.

July 15, 2016

Page Seven

In arriving at this conclusion, the Registrant considered interpretative guidance issued by Deloitte & Touche LLP. The following is an excerpt from this interpretative guidance (emphasis added):

“Pro forma presentation of EPS for multiple classes of stock for periods before their legal creation or issuance is only permitted in registration statements used to register the newly created classes or in proxy materials on which investors are asked to vote on the creation or issuance of new classes. In those instances, the pro forma disclosure should be limited to the most recently completed fiscal year and subsequent interim period of the issuer. The staff [of the Securities and Exchange Commission] has objected to the presentation of pro forma amounts after new classes of stock have been created and issued. For the period that includes the issuance of the tracking stock, a company should present historical EPS for its single class of stock up to the date the tracking stock was issued, and for each class of stock for the periods that the tracking stock was outstanding. The creation of the tracking stock capital structure should not be treated similar to a stock split and accounted for retroactively.”

The Registrant also referred to the following from Ernst & Young LLP’s “Financial reporting developments, A comprehensive guide, Earnings per Share” (July 2015):

“Registrants do not present EPS amounts for the tracking stock for financial statements for periods prior to the tracking stock transaction, as the related tracking stocks are not part of the capital structure during those periods.”

Based on the Deloitte and Touche LLP and Ernst & Young LLP interpretive guidance above, the Registrant did not present EPS for the tracking stock (i.e., Class D and Class P) for the period prior to its issuance, as the tracking stock was not part of the capital structure during those periods.

The deemed distribution results from the extinguishment of the Class A and Class B upon retirement and is therefore allocable, for purposes of calculating EPS, to the Class A and Class B. Therefore, the deemed distribution was attributed to the period leading up to the Recapitalization as that was the period the Class A and Class B were outstanding and extinguished.

Recent Sales of Unregistered Securities, page II-2

16.	Please clarify how you concluded that the sales of securities for which you relied on the exemption under Section 4(a)(2) did not involve any public offering of securities. See Item 701(d) of Regulation S-K.

Response:

In response to the Staff’s comment, the Registrant has amended its disclosure on pages II-2 through II-5 of Submission No. 2 to clearly state the facts on which it based its conclusion that the sales of securities for which it relied upon the exemption under Section 4(a)(2) of the Securities Act did not involve any public offering of securities.

July 15, 2016

Page Nine

Undertakings, page II-4

17.	Please provide the undertakings required by Item 512(a)(5)(ii) and Item 512(a)(6) of Regulation S-K.

Response:

In response to the Staff’s comment, the Registrant respectfully advises the Staff that the offering pursuant to the Registration Statement will not be made on a continuous or delayed basis in the future pursuant to Rule 415 promulgated under the Securities Act. As a result, the undertakings required by Item 512(a)(5)(ii) and Item 512(a)(6) of Regulation S-K promulgated under the Securities Act are not applicable.

Exhibits

18.	Please file the operating agreement of Fulgent LLC as an exhibit.

Response:

In response to the Staff’s comment, the Registrant has amended the Exhibit Index of Submission No. 2 to reflect the filing of the operating agreement of Fulgent LLC that will be in effect upon completion of the offering registered by the Registration Statement, and the Registrant will file such operating agreement in a future amendment to the Registration Statement once it has been prepared.

* * * * * * *

We appreciate your time and attention to the responses to the Staff’s comments set forth in this letter and to Submission No. 2 confidentially submitted by the Registrant to the Commission on the date hereof. We would be happy to answer any questions you may have in connection with the same and/or provide you with any additional information. Please direct any such questions or requests to me at (858) 720-5141 (telephone) or sstanton@mofo.com (electronic mail). Please also direct any further comments via electronic mail to me, Sara Terheggen (sterheggen@mofo.com) and Paul Kim (paulkim@fulgentdiagnostics.com).

Very truly yours,

/s/ Scott M. Stanton
Scott M. Stanton

cc:	Sara Terheggen, Esq., Morrison & Foerster LLP

Ming Hsieh, President and Chief Executive Officer, Fulgent Diagnostics, Inc.

Paul Kim, Chief Financial Officer, Fulgent Diagnostics, Inc.